Annual Total Returns[BarChart] - Thrivent Mid Cap Index Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.23%)	17.38%	32.92%	9.28%	(2.52%)	20.43%	15.98%	(11.28%)	25.86%	13.40%